Operating Expenses (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Operating Expenses [Abstract]
Share-based, compensation, net	$ 2,227,874	$ 4,261,261	$ 6,853,795	$ 8,991,538